BASIS OF PRESENTATION	0 Months Ended
Jun. 30, 2011
Basis Of Presentation [Abstract]
Basis Of Presentation And Significant Accounting Policies [Text Block]

NOTE 1 – Basis of presentation:

The accompanying unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements. In the opinion of management, the financial statements reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position and results of operations of Teva Pharmaceutical Industries Limited (“Teva” or the “Company”). These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company's audited financial statements included in its Annual Report on Form 20-F for the year ended December 31, 2010, as filed with the Securities and Exchange Commission. The results of operations for the six months ended June 30, 2011 are not necessarily indicative of results that could be expected for the entire fiscal year.

Following recent acquisitions, the Company reassessed its estimates of the useful lives of property and machinery used in the determination of depreciation, based on management's review of actual physical condition and usage, normal wear and tear, technological change, and industry practice. Following this change in estimates, the estimated useful life of buildings was changed from a range of 25 to 50 years to an aggregate useful life of 40 years, and the estimated useful life of machinery was changed to a range of useful life of 15 to 20 years from a range of 7 to 15 years. The impact of the change in estimates is not material to the financial statements.